Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts	Schedule II - Valuation and Qualifying Accounts Verizon Communications Inc. and Subsidiaries For the Years Ended December 31, 2018, 2017 and 2016 <table cellpadding="0" cellspacing="0" style="font-family:Times New Roman;font-size:10pt;margin-left:auto;margin-right:auto;width:98.2421875%;border-collapse:collapse;text-align:left;"><tr><td colspan="21" rowspan="1"></td></tr><tr><td style="width:35%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:10%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:10%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:10%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:10%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:10%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="6" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> (dollars in millions) </td><td style="vertical-align:bottom;" rowspan="1" colspan="1">   </td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="7" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> Additions </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td></tr><tr><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Description </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> Balance at<br clear="none"/>Beginning of<br clear="none"/>Period </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> Charged to<br clear="none"/>Expenses </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> Charged to Other Accounts<sup style="vertical-align:top;line-height:120%;font-size:6pt">(a)</sup> </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> Deductions<sup style="vertical-align:top;line-height:120%;font-size:6pt">(b) </sup> </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> Balance at End of Period<sup style="vertical-align:top;line-height:120%;font-size:6pt">(c) </sup> </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr><tr><td style="vertical-align:top;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Allowance for Uncollectible Accounts Receivable: </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td></tr><tr><td style="vertical-align:top;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Year 2018 </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> 1,199 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> 776 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> 216 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> 1,261 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> 930 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr><tr><td style="vertical-align:top;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Year 2017 </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 1,146 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 1,167 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 205 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 1,319 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 1,199 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr><tr><td style="vertical-align:top;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Year 2016 </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 1,037 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 1,420 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 150 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 1,461 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 1,146 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="7" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> Additions </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> Balance at<br clear="none"/>Beginning of<br clear="none"/>Period </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1"> Charged to<br clear="none"/>Expenses </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;border-top:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;border-top:1px solid #000000;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1"> Charged to Other Accounts Note (d) </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;border-top:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> Deductions<br clear="none"/>Note (e) </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> Balance at End of Period </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr><tr><td style="vertical-align:top;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Valuation Allowance for Deferred Tax Assets: </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td></tr><tr><td style="vertical-align:top;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Year 2018 </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> 3,293 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> 251 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> 112 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> 915 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> 2,741 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr><tr><td style="vertical-align:top;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Year 2017 </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 2,473 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 765 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 273 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 218 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 3,293 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr><tr><td style="vertical-align:top;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Year 2016 </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 3,414 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 146 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 47 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 1,134 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 2,473 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr></table> <br clear="none"/> <table cellpadding="0" cellspacing="0" style="font-family:Times New Roman; font-size:10pt;"><tr><td style="width:24px;" rowspan="1" colspan="1"></td><td rowspan="1" colspan="1"></td></tr><tr><td style="vertical-align:top" rowspan="1" colspan="1"> (a) </td><td style="vertical-align:top;" rowspan="1" colspan="1"> Charged to Other Accounts primarily includes amounts previously written off which were credited directly to this account when recovered.  </td></tr></table> <br clear="none"/> <table cellpadding="0" cellspacing="0" style="font-family:Times New Roman; font-size:10pt;"><tr><td style="width:24px;" rowspan="1" colspan="1"></td><td rowspan="1" colspan="1"></td></tr><tr><td style="vertical-align:top" rowspan="1" colspan="1"> (b) </td><td style="vertical-align:top;" rowspan="1" colspan="1"> Deductions primarily include amounts written off as uncollectible or transferred to other accounts or utilized.  </td></tr></table>   <table cellpadding="0" cellspacing="0" style="font-family:Times New Roman; font-size:10pt;"><tr><td style="width:24px;" rowspan="1" colspan="1"></td><td rowspan="1" colspan="1"></td></tr><tr><td style="vertical-align:top" rowspan="1" colspan="1"> (c) </td><td style="vertical-align:top;" rowspan="1" colspan="1"> Allowance for Uncollectible Accounts Receivable includes approximately $165 million, $260 million and $301 million at December 31, 2018, 2017, and 2016, respectively, related to long-term device payment plan receivables.  </td></tr></table> <br clear="none"/> <table cellpadding="0" cellspacing="0" style="font-family:Times New Roman; font-size:10pt;"><tr><td style="width:24px;" rowspan="1" colspan="1"></td><td rowspan="1" colspan="1"></td></tr><tr><td style="vertical-align:top" rowspan="1" colspan="1"> (d) </td><td style="vertical-align:top;" rowspan="1" colspan="1"> Valuation Allowance for Deferred Tax Assets includes current year increase to valuation allowance charged to equity and reclassifications from other balance sheet accounts.  </td></tr></table> <br clear="none"/> <table cellpadding="0" cellspacing="0" style="font-family:Times New Roman; font-size:10pt;"><tr><td style="width:24px;" rowspan="1" colspan="1"></td><td rowspan="1" colspan="1"></td></tr><tr><td style="vertical-align:top" rowspan="1" colspan="1"> (e) </td><td style="vertical-align:top;" rowspan="1" colspan="1"> Reductions to valuation allowances related to deferred tax assets. </td></tr></table>